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AMERICAS

US Legal Services

Julie E. Rockmore

Counsel

(860) 723-2260

Fax: (860) 723-2217

Julie.Rockmore@us.ing.com

August 17, 2006

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C

Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4

Prospectus Title: University of Texas System Retirement Programs

File Nos.: 333-134760 and 811-2513

Ladies and Gentlemen:

We are submitting for filing under the Securities Act of 1933, Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4. The purpose of this filing is to (1) include financial statements and any other necessary exhibits; (2) make certain nonmaterial changes to the prospectus and statement of additional information; (3) respond to staff comments provided by Ms. Sally Samuel on the Registration Statement on Form N-4. These responses have already been reviewed and discussed with Ms. Samuel and she indicated that they may be incorporated through this Pre-Effective Amendment No.2.

We request that the Registration Statement become effective on August 21, 2006 or as soon as reasonably possible thereafter. A request for acceleration is included herein.

Should you have any questions, please call the undersigned at 860-723-2260, Michael Pignatella at 860-723-2239, or Katherine Gaudreau at 860-723-2257.

Sincerely,

/s/ Julie E. Rockmore

Julie E. Rockmore

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation